INVESCO EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED JANUARY 14, 2019 TO THE PROSPECTUS AND

STATEMENT OF ADDITIONAL INFORMATION DATED SEPTEMBER 28, 2018,

AS PREVIOUSLY SUPPLEMENTED, OF:

Invesco Canadian Energy Income ETF (ENY)

Invesco China Real Estate ETF (TAO)

Invesco China Small Cap ETF (HAO)

Invesco Frontier Markets ETF (FRN)

Invesco MSCI Global Timber ETF (CUT)

Invesco S&P Global Dividend Opportunities Index ETF (LVL)

Invesco Zacks International Multi-Asset Income ETF (HGI)

(collectively, the “Funds”)

Effective today, Jonathan Nixon is no longer a Portfolio Manager of the Funds. Accordingly, all information and references related to him are hereby removed from the Prospectus and Statement of Additional Information.

Please Retain This Supplement For Future Reference.

P-PS-TRUST II-ENY et al-PRO-SAI-SUP-1 011419